Significant Accounting Policies (Details 6) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Advertising
Advertising expense incurred	₩ 1,882	₩ 1,614	₩ 2,852
Accrued severance benefits and pension plan
Severance benefits, minimum length of service requirement	1 year
Earnings (losses) Per Share
Common stock equivalent	0	0	0